Income taxes - Unrecognized tax benefit and LAT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Unrecognized tax benefit
Balance at January 1	$ 45,939,234	$ 31,231,376	$ 20,491,988
Additions for tax positions of current year	14,547,590	15,500,052	10,813,497
Reclassification from prior year tax payable	13,118,260	0	0
Movement in current year due to foreign exchange rate fluctuation		0	2,001
Reductions for tax positions of prior years		0	(76,110)
Reduction due to company liquidation		(792,194)	0
Balance at December 31	73,605,084	45,939,234	31,231,376
Unrecognized Tax Benefits, Interest on Income Taxes Expense	12,713,235
Unrecognized tax benefits, Late payment interests	1,834,355
Unrecognized tax benefits, investment loss deduction claim	12,793,498
Unrecognized tax benefits, Late payment interests from prior period	$ 324,762
Unrecognized tax benefits		$ 12,793,498	$ 0
Minimum [Member]
Unrecognized tax benefit
LAT Progressive Rate	30.00%
Maximum [Member]
Unrecognized tax benefit
LAT Progressive Rate	60.00%